Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001499655
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2015
Prospectus Date	rr_ProspectusDate	Jul. 28, 2015